Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4. Revenue Recognition
Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer which could occur over time or at a point in time.
A performance obligation is a promise in a contract to transfer a distinct service to the customer. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when or as the customer receives the benefit of the performance obligation. Customers typically receive the benefit of the Company’s services as (or when) they are performed. Substantially all customer contracts provide that compensation is received for services performed to date. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by us from a customer, are excluded from revenue.
Nature of Products and Services
The following is a description of the Company’s products and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each:
Direct sales
The Company provides customers with an additive manufacturing service, allowing for the customer to select the specifications of the model which they wish to have printed. Shapeways prints the 3D model and ships the product directly to the customer.
The Company recognizes the sale of shop owner products through their
e-commerce
website over time using the output method. Contracts involving the sale of shop owner products through their
e-commerce
website do not include other performance obligations. As such, allocation of the transaction price was not necessary as the entire contract price is attributed to the sole performance obligation identified.
Marketplace sales
The Company provides a platform for shop owners to sell their products to customers through Shapeways’ marketplace website. Shapeways receives a 3.5% markup fee from the shop owner upon the sale of any products through the marketplace.
The Company handles the financial transaction, manufacturing, distribution and customer service on behalf of the shop owners. The Company is responsible for billing the customer in this arrangement and transmitting the applicable fees to the shop owner. The Company assessed whether it is responsible for providing the actual product or service as a principal, or for arranging for the product or service to be provided by the third party as an agent. Judgment is applied to determine whether the Company is the principal or the agent by evaluating whether it has control of the product or service prior to it being transferred to the customer. The principal versus agent assessment is performed at the performance obligation level. Indicators that the Company has considered include whether it has the primary responsibility for fulfilling the promise to provide the specified product or service to the customer and whether it has inventory risk prior to transferring the product or service to the customer. The Company has the responsibility to fulfill the promise to provide the specific good or service on behalf of the shop owners to the customer. In addition, the Company has inventory risk before the specific good or service is transferred to a customer. As such, the Company is deemed the principal and shall recognize revenue on a gross basis for the price it charges to the shop owner for each product or service.
The Company recognizes the sale of 3D products to customers at a point in time, specifically upon shipping the goods to the customer (FOB Origin) given the transfer of significant risks and rewards of ownership at that point in time. Contracts involving the manufacturing and delivery of 3D printed products to customers do not include other performance obligations. As such, allocation of the transaction price was not necessary as the entire contract price is attributed to the sole performance obligation identified.
Software revenue
In 2020, Shapeways launched their software under the brand of “Powered by Shapeways” to a limited set of design customers to gain feedback on product market fit. The software enables other manufacturers to leverage Shapeways’ existing end-to-end
manufacturing software to scale their businesses and shift to digital manufacturing. Shapeways’ software offers improved customer accessibility, increased productivity, and expanded manufacturing capabilities for its customers. Shapeways launched the first phase of this offering more broadly under the brand Otto in the fourth quarter of 2021. This phase of the software offering provides a limited ordering service for additive manufacturing capabilities fulfilled by Shapeways.
For each of the performance obligations classified as software revenue, the performance obligations are satisfied evenly over the term of the contract. For contracts including performance obligations classified as software revenue, the Company identified that each performance obligation has an explicitly stated standalone selling price. As such, allocation is not necessary as the prices included in the contract are attributed to each separate performance obligation.
The following table presents our revenues disaggregated by revenue discipline:

	Year Ended December 31,
	2021	2020
Major products/service lines:
Direct sales	$25,554	$23,656
Marketplace sales	7,772	7,955
Software	297	164

Total revenue	$33,623	$31,775

Timing of revenue recognition:
Products transferred at a point in time	$7,772	$7,955
Products and services transferred over time	25,851	23,820

Total revenue	$33,623	$31,775

Deferred Revenue
The Company records deferred revenue when cash payments are received in advance of performance. Deferred revenue activity consisted of the following for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Balance at beginning of year	$753	$425
Deferred revenue recognized during period	(33,623)	(31,823)
Additions to deferred revenue during period	33,791	32,151

Balance at end of year	$921	$753

The Company expects to satisfy its remaining performance obligations within the next twelve months. The $753 of deferred revenue as of January 1, 2021 was recognized during the year ended December 31, 2021. The opening balance of accounts receivable as of January 1, 2020 was $151.
Practical Expedients and Exemptions
The company applies the practical expedient related to incremental costs of obtaining a contract. Although certain of its commission costs qualify for capitalization under ASC
340-40,
Contracts with customers, their amortization period is less than one year. Therefore, utilizing the practical expedient, the Company expenses these costs as incurred.